SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets, Goodwill and Stock-based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets
Impairment of intangible assets	$ 11,958,882	$ 5,793,409
Goodwill
Impairment of goodwill	$ 4,336,307	$ 0
Stock-based Compensation
Expected forfeiture rate (as a percent)	2.40%	10.40%
Compensation expenses	$ 44,146	$ 28,663
Liquidity and Capital Resources
Cash and cash equivalents	5,000,000
Working capital	$ (14,900,000)